ACCOUNTS RECEIVABLE - Schedule of Incentives and Other Governance Assistance Receivable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 67,247,153	$ 50,997,608
Government Assistance Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	26,625,156	25,312,738
Transport Canada Medium and Heavy-duty Zero-Emission Vehicles ("iMHZEV") Program
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,702,540	5,020,673
U.S. Environmental Protection Agency ("EPA") School Bus Program
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	3,767,713
Government of Quebec Ecocamionnage program
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,376,726	4,118,060
Ministry of Transportation of Quebec Programme d'électrification du transport scolaire ("PETS")
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,820,959	11,425,724
Other government assistance and incentives receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 724,931	$ 980,568